Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 2,265,803	$ 2,157,323	$ 1,939,322
Sodium Nitrates [Member]
Revenue	17,688	18,555	16,891
Specialty plant nutrition [Member]
Revenue	781,750	697,251	623,853
Potassium Nitrate And Sodium Potassium Nitrate [Member]
Revenue	527,945	474,451	390,964
Specialty Blends [Member]
Revenue	145,512	121,263	129,943
Other Specialty Fertilizers [Member]
Revenue	90,605	82,982	86,055
Iodine And Derivatives [Member]
Revenue	324,972	252,123	231,144
Lithium and Derivatives [Member]
Revenue	734,801	644,573	514,627
Potassium [Member]
Revenue	267,474	379,326	403,323
Industrial chemicals [Member]
Revenue	108,268	135,578	104,137
Commodities [Member]
Revenue	18,582	11,822	19,842
Other Ordinary Income Commercial Offices [Member]
Revenue	24,465	32,784	37,068
Other Products [Member]
Revenue	48,538	48,472	62,238
Income From Services [Member]
Revenue	4,017	3,795	4,122
Income From leasing Of Properties [Member]
Revenue	$ 1,474	$ 71	$ 1,205